Deutsche Investment Management Americas Inc.
                                    Two International Place
                                    Boston, MA  02110
                                    December 8, 2004



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A of Scudder Total Return Fund (the "Fund") (Reg. Nos. 2-21789, 811-1236)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 65 to the Fund's Registration Statement on Form N-1A (the "Amendment") do not differ from those contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 3, 2004.

Comments or questions concerning this certificate may be directed to the undersigned at (617) 295-2557.


                                    Very truly yours,


                                    /s/Dennis P. Gallagher
                                    ------------------------------
                                    Dennis Gallagher, Esq.
                                    Director,
                                    Deutsche Investment Management Americas Inc.


cc:      Jason Brown, Esq. Ropes & Gray